Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 16,292,347	$ 21,826,437
Accounts receivable	2,552,362	1,912,153
Inventory	5,734,755	3,289,945
Prepaid expenses	310,591	283,799
Total Current Assets	24,890,055	27,312,334
Property and equipment	365,868	394,249
Intangible assets	1,444,259	776,856
Right-of-use-asset	646,779	760,409
TOTAL ASSETS	27,346,961	29,243,848
Current Liabilities:
Accounts payable and accrued expenses	2,585,466	2,802,797
Earnout payable	2,547,831	3,632,000
Income tax payable	299,869	373,191
Right-of-use-liability	118,670	123,026
Total Current Liabilities	5,551,836	6,931,014
Long-Term Liabilities:
Deferred tax liability	48,729	43,032
Right-of-use-liability	539,035	642,232
Total Long-Term Liabilities	587,764	685,264
TOTAL LIABILITIES	6,139,600	7,616,278
SHAREHOLDERS' EQUITY
Preferred Stock Series B $0.10 par value per share; 1,000,000 shares authorized 10,000 shares issued and outstanding	1,000	1,000
Common Stock $0.001 par value per share; 3,000,000,000 shares authorized; 14,012 and 11,293 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively	14	11
Capital paid in excess of par value	84,415,900	80,864,326
Accumulated comprehensive income	696,105	161,847
Accumulated (Deficit)	(63,905,658)	(59,399,614)
TOTAL SHAREHOLDERS' EQUITY	21,207,361	21,627,570
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 27,346,961	$ 29,243,848